Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 39,672	¥ 45,697	¥ 43,698
Interest costs on projected benefit obligations	5,790	5,590	6,933
Expected return on plan assets	(41,887)	(40,551)	(38,518)
Amortization of prior service cost (benefits)	(2,378)	121	152
Amortization of net actuarial loss (gain)	1,671	(5,873)	(7,886)
Special termination benefits	9,569	9,793	2,929
Loss (gain) on settlement	(3,945)	0
Net periodic benefit cost	¥ 8,492	¥ 14,777	¥ 7,308